37. Insurance	12 Months Ended
Dec. 31, 2018
Insurance
Insurance

The Company and its subsidiary have a policy for monitoring the risks inherent in their operations. Accordingly, as at December 31, 2018, the Company and its subsidiary had insurance coverage against operating risks, third-party liability and health, among others. The Management of the Company and of its subsidiary consider that insurance coverage is sufficient to cover eventual losses. The table below shows the main assets, liabilities or interests insured and their respective amounts:

Types	Amounts insured
Operating risks	R$37,705,747
General third-party liability - RCG	R$80,000
Vehicles (executive and operational fleets)	R$1,000 for civil liability optional (property damages and personal injury) and R$100 for moral damages